Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019 are as follows:

	YY	Bigo	Total
	RMB	RMB	RMB

Balance as of December 31, 2017	11,716	—	11,716

Foreign currency translation adjustments	47	—	47
Balance as of December 31, 2018	11,763	—	11,763

Increase in goodwill related to acquisition	—	12,432,367	12,432,367
Foreign currency translation adjustments	16	503,046	503,062
Balance as of December 31, 2019	11,779	12,935,413	12,947,192

The increase in goodwill in 2019 was related to the acquisition of Bigo. Please refer to Note 4(a) for the acquisition of Bigo.

The Group performs its annual goodwill impairment test of each reporting unit in the fourth quarter, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results.